Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Cash and cash equivalents

6.Cash and cash equivalents

	2025	2024
Cash and banks	6,425	8,992
Short–term investments	4,269	5,062
	10,694	14,054

As of December 31, 2025, the balance of cash and cash equivalents (short-term investments) includes an amount of total cash with specific purpose for $2,026 ($1,905 as of December 2024) in Interconexión Eléctrica S.A. E.S.P. These cash amounts will be used in the next 12 months to: i) the payment of principal and interest on loans, ii) meet short-term business needs, and iii) exclusively for specific activities related to the operation of the concessions.

The fair value of cash and cash equivalents approximates its book value due to its short-term nature (less than three months) and its high liquidity. Cash equivalents are convertible to a known amount of cash and are subject to a non-significant risk of changes in value. The effective rate of return on cash and cash equivalents as of December 31, 2025 was 3.28% (2024 – 6.7%).

The following table reflects the credit quality of banks in which the Ecopetrol Group has deposits and check accounts, and issuers of investments included in cash and cash equivalents, according to Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings:

Rating	2025	2024
A	1,961	702
BB	1,335	12
F1	1,320	1,887
AAA	1,288	1,994
AA	1,018	124
A+	962	1,791
F2	810	332
A-1	641	1,108
BBB	440	353
F1+	408	1,027
BRC1+	148	527
P AAA	38	38
Baa2	31	—
AAAmmf	5	5
AAAF	4	5
F3	—	1,419
P-1	—	1,058
Ba1	—	157
A1	—	85
B	—	4
BRC1	—	1
Not available rating	285	1,425
	10,694	14,054

See credit risk policy in Note 30.7.